Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net Consisted

Accounts receivable, net consisted of the following:

	March 31, 2026	March 31, 2025

Accounts receivable, net	$1,092,220	$1,325,186

At March 31, 2026 and March 31, 2025, the analysis of the accounts receivable aging at the reporting date was as follows.

	March 31, 2026	March 31, 2025

Less than 30 days	$353,262	$1,103,381
31-60 days	480,980	83,925
61-90 days	47,402	35,735
More than 90 days	210,576	102,145

	$1,092,220	$1,325,186

Schedule of Unsatisfied Performance Obligation

The unsatisfied performance obligation resulting from long term satellite connectivity and digitalization contracts were expected to be recognized as revenue over the periods as specified below:

	March 31, 2026	March 31, 2025

Less than 1 year	$3,244,136	$2,270,362
From 1 to 2 years	2,045,793	1,061,866
From 2 to 3 years	725,765	585,489
From 3 to 4 years	10,715	129,652
From 4 to 5 years	-	10,715

Total	$6,026,409	$4,058,084